THE GROWTH FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Automobiles* – 2.1%
20,755	Tesla, Inc.	$ 4,816,613

Beverages – 1.0%
13,805	PepsiCo, Inc.	2,383,709

Biotechnology – 2.1%
13,520	AbbVie, Inc.	2,505,527
7,560	Amgen, Inc.	2,513,473

		5,019,000

Broadline Retail* – 5.5%
69,365	Amazon.com, Inc.	12,969,868

Capital Markets – 2.0%
4,730	MSCI, Inc.	2,557,795
19,735	Tradeweb Markets, Inc. Class A	2,204,005

		4,761,800

Chemicals – 1.0%
18,285	RPM International, Inc.	2,220,896

Commercial Services & Supplies – 2.8%
42,205	Copart, Inc.*	2,208,588
41,675	Rollins, Inc.	1,996,649
11,115	Waste Management, Inc.	2,252,566

		6,457,803

Communications Equipment – 1.0%
6,000	Motorola Solutions, Inc.	2,393,520

Consumer Staples Distribution & Retail – 2.0%
3,330	Costco Wholesale Corp.	2,737,260
29,875	Performance Food Group Co.*	2,061,375

		4,798,635

Electrical Equipment – 0.9%
7,940	Rockwell Automation, Inc.	2,212,481

Electronic Equipment, Instruments & Components – 2.6%
33,170	Amphenol Corp. Class A	2,131,504
9,065	CDW Corp.	1,977,167
53,505	Vontier Corp.	2,099,001

		6,207,672

Entertainment* – 0.9%
3,390	Netflix, Inc.	2,130,107

Financial Services – 4.5%
8,140	Corpay, Inc.*	2,375,415
15,320	Fiserv, Inc.*	2,505,892
5,115	Mastercard, Inc. Class A	2,371,877
12,295	Visa, Inc. Class A	3,266,412

		10,519,596

Health Care Equipment & Supplies – 0.9%
6,655	Stryker Corp.	2,179,180

Health Care Providers & Services – 2.2%
3,835	McKesson Corp.	2,366,272
4,685	UnitedHealth Group, Inc.	2,699,309

		5,065,581

Hotels, Restaurants & Leisure – 3.8%
10,685	Hilton Worldwide Holdings, Inc.	2,293,749
13,685	Hyatt Hotels Corp. Class A	2,016,211
9,045	McDonald’s Corp.	2,400,543

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
46,355	Travel & Leisure Co.	$ 2,136,502

		8,847,005

Industrial Conglomerates – 0.9%
10,820	Honeywell International, Inc.	2,215,395

Insurance* – 0.9%
20,720	Arch Capital Group Ltd.	1,984,562

Interactive Media & Services – 9.5%
85,470	Alphabet, Inc. Class A	14,661,524
16,050	Meta Platforms, Inc. Class A	7,621,021

		22,282,545

IT Services* – 0.9%
14,865	GoDaddy, Inc. Class A	2,162,114

Life Sciences Tools & Services – 0.9%
3,595	Thermo Fisher Scientific, Inc.	2,204,957

Machinery – 1.0%
9,600	Illinois Tool Works, Inc.	2,373,888

Oil, Gas & Consumable Fuels – 2.0%
13,235	Cheniere Energy, Inc.	2,417,240
16,945	Targa Resources Corp.	2,292,320

		4,709,560

Pharmaceuticals – 3.1%
5,960	Eli Lilly & Co.	4,793,449
13,420	Zoetis, Inc.	2,416,137

		7,209,586

Semiconductors & Semiconductor Equipment – 11.7%
30,950	Broadcom, Inc.	4,973,046
192,100	NVIDIA Corp.	22,479,542

		27,452,588

Software – 17.5%
40,035	Bentley Systems, Inc. Class B	1,951,306
7,120	Cadence Design Systems, Inc.*	1,905,739
1,455	Fair Isaac Corp.*	2,328,000
3,805	Intuit, Inc.	2,463,167
60,505	Microsoft Corp.	25,312,267
7,175	Palo Alto Networks, Inc.*	2,329,938
11,885	PTC, Inc.*	2,113,747
3,160	ServiceNow, Inc.*	2,573,472

		40,977,636

Specialty Retail – 1.8%
6,560	Home Depot, Inc.	2,415,130
7,085	Tractor Supply Co.	1,865,622

		4,280,752

Technology Hardware, Storage & Peripherals – 12.6%
124,150	Apple, Inc.	27,571,232
16,285	NetApp, Inc.	2,067,869

		29,639,101

Textiles, Apparel & Luxury Goods* – 0.8%
2,015	Deckers Outdoor Corp.	1,859,099

TOTAL COMMON STOCKS (Cost $114,131,376)		$232,335,249

THE GROWTH FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 0.9%
6,000	iShares Russell 1000 Growth ETF	$ 2,149,140
(Cost $1,787,658)

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund – Premier Class
428,627	5.295%	$ 428,627
(Cost $428,627)

TOTAL INVESTMENTS – 100.0% (Cost $116,347,661)		$234,913,016

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(34,319)

NET ASSETS – 100.0%		$234,878,697

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Aerospace & Defense – 3.9%
17,250	General Dynamics Corp.	$ 5,152,748
48,500	RTX Corp.	5,698,265

		10,851,013

Banks – 9.6%
129,500	Bank of America Corp.	5,220,145
39,500	JPMorgan Chase & Co.	8,405,600
21,000	PNC Financial Services Group, Inc.	3,803,100
81,500	U.S. Bancorp	3,657,720
88,500	Wells Fargo & Co.	5,251,590

		26,338,155

Beverages – 1.9%
31,000	PepsiCo, Inc.	5,352,770

Biotechnology – 4.1%
30,000	AbbVie, Inc.	5,559,600
17,000	Amgen, Inc.	5,651,990

		11,211,590

Building Products – 1.2%
38,500	A.O. Smith Corp.	3,274,040

Capital Markets – 8.6%
6,500	BlackRock, Inc.	5,697,250
69,000	Charles Schwab Corp.	4,498,110
25,500	CME Group, Inc.	4,939,605
53,000	Morgan Stanley	5,470,130
27,500	T Rowe Price Group, Inc.	3,140,775

		23,745,870

Chemicals – 3.0%
18,500	Air Products & Chemicals, Inc.	4,881,225
136,500	Huntsman Corp.	3,266,445

		8,147,670

Communications Equipment – 1.9%
111,000	Cisco Systems, Inc.	5,377,950

Consumer Staples Distribution & Retail – 1.3%
45,000	Sysco Corp.	3,449,250

Diversified Telecommunication Services – 1.9%
128,000	Verizon Communications, Inc.	5,186,560

Electric Utilities – 3.2%
36,000	American Electric Power Co., Inc.	3,532,320
49,500	Duke Energy Corp.	5,408,865

		8,941,185

Electrical Equipment – 3.8%
15,750	Eaton Corp. PLC	4,800,443
47,500	Emerson Electric Co.	5,562,725

		10,363,168

Financial Services – 2.0%
43,500	Apollo Global Management, Inc.	5,450,985

Food Products – 1.9%
77,000	Mondelez International, Inc. Class A	5,262,950

Health Care Equipment & Supplies – 3.7%
49,000	Abbott Laboratories	5,191,060
62,500	Medtronic PLC	5,020,000

		10,211,060

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.1%
9,500	Elevance Health, Inc.	$ 5,054,285
16,000	Labcorp Holdings, Inc.	3,447,040

		8,501,325

Hotels, Restaurants & Leisure – 3.0%
21,000	Darden Restaurants, Inc.	3,072,090
20,000	McDonald’s Corp.	5,308,000

		8,380,090

Household Products – 1.8%
30,500	Procter & Gamble Co.	4,903,180

Industrial REITs – 2.1%
45,000	Prologis, Inc.	5,672,250

Insurance – 1.3%
46,000	MetLife, Inc.	3,535,100

Machinery – 4.7%
21,500	Illinois Tool Works, Inc.	5,316,520
41,000	Pentair PLC	3,602,670
38,000	Stanley Black & Decker, Inc.	4,013,560

		12,932,750

Media – 3.4%
135,500	Comcast Corp. Class A	5,592,085
21,000	Nexstar Media Group, Inc.	3,880,590

		9,472,675

Multi-Utilities – 1.2%
63,000	Dominion Energy, Inc.	3,367,980

Oil, Gas & Consumable Fuels – 7.8%
58,250	Chevron Corp.	9,347,377
43,000	EOG Resources, Inc.	5,452,400
29,000	Exxon Mobil Corp.	3,439,110
40,500	ONEOK, Inc.	3,374,865

		21,613,752

Pharmaceuticals – 4.0%
35,000	Johnson & Johnson	5,524,750
49,000	Merck & Co., Inc.	5,543,370

		11,068,120

Semiconductors & Semiconductor Equipment – 6.0%
29,500	Broadcom, Inc.	4,740,060
34,500	Microchip Technology, Inc.	3,062,910
30,500	Skyworks Solutions, Inc.	3,465,410
26,000	Texas Instruments, Inc.	5,299,060

		16,567,440

Software – 1.8%
36,500	Oracle Corp.	5,089,925

Specialized REITs – 1.2%
11,000	Public Storage	3,255,120

Specialty Retail – 3.1%
36,500	Best Buy Co., Inc.	3,157,980
14,750	Home Depot, Inc.	5,430,360

		8,588,340

TOTAL COMMON STOCKS (Cost $213,640,087)		$266,112,263

THE VALUE FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 3.3%
50,000	iShares Russell 1000 Value ETF	$ 9,169,500
(Cost $7,962,723)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund – Premier Class
233,954	5.295%	$ 233,954
(Cost $233,954)

TOTAL INVESTMENTS – 99.9% (Cost $221,836,764)		$275,515,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		178,648

NET ASSETS – 100.0%		$275,694,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 1.5%
32,345	Howmet Aerospace, Inc.	$ 3,095,417

Biotechnology* – 2.6%
113,950	Exelixis, Inc.	2,672,128
56,925	Ionis Pharmaceuticals, Inc.	2,815,510

		5,487,638

Building Products – 1.2%
5,960	Carlisle Cos., Inc.	2,494,737

Capital Markets – 8.8%
6,160	Ameriprise Financial, Inc.	2,649,231
144,020	Blue Owl Capital, Inc.	2,746,461
11,975	Coinbase Global, Inc. Class A*	2,686,711
5,985	FactSet Research Systems, Inc.	2,472,344
8,530	Morningstar, Inc.	2,709,555
5,195	MSCI, Inc.	2,809,248
24,360	Tradeweb Markets, Inc. Class A	2,720,525

		18,794,075

Chemicals – 1.3%
23,130	RPM International, Inc.	2,809,370

Commercial Services & Supplies – 3.5%
13,330	MSA Safety, Inc.	2,514,704
50,950	Rollins, Inc.	2,441,015
11,830	Tetra Tech, Inc.	2,522,629

		7,478,348

Construction Materials – 1.5%
11,695	Eagle Materials, Inc.	3,184,548

Consumer Staples Distribution & Retail – 2.4%
6,675	Casey’s General Stores, Inc.	2,588,832
36,965	Performance Food Group Co.*	2,550,585

		5,139,417

Electrical Equipment – 1.2%
9,565	Rockwell Automation, Inc.	2,665,287

Electronic Equipment, Instruments & Components – 3.5%
37,805	Amphenol Corp. Class A	2,429,349
10,980	CDW Corp.	2,394,848
64,620	Vontier Corp.	2,535,043

		7,359,240

Entertainment* – 1.1%
15,925	Take-Two Interactive Software, Inc.	2,397,190

Financial Services – 1.3%
21,500	Apollo Global Management, Inc.	2,694,165

Ground Transportation – 1.2%
13,785	Landstar System, Inc.	2,622,596

Health Care Equipment & Supplies* – 1.9%
22,975	Dexcom, Inc.	1,558,165
5,170	IDEXX Laboratories, Inc.	2,461,540

		4,019,705

Health Care Providers & Services – 3.8%
10,625	Cencora, Inc.	2,527,475
4,695	Chemed Corp.	2,676,901
8,230	Molina Healthcare, Inc.*	2,808,652

		8,013,028

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 7.0%
4,765	Domino’s Pizza, Inc.	$ 2,042,756
11,715	Hilton Worldwide Holdings, Inc.	2,514,859
16,925	Hyatt Hotels Corp. Class A	2,493,560
24,970	Light & Wonder, Inc.*	2,676,784
56,745	Travel & Leisure Co.	2,615,377
18,980	Yum! Brands, Inc.	2,521,113

		14,864,449

Household Products – 1.1%
23,660	Church & Dwight Co., Inc.	2,318,917

Insurance – 2.4%
24,830	Arch Capital Group Ltd.*	2,378,217
10,770	Primerica, Inc.	2,711,563

		5,089,780

IT Services* – 2.6%
5,635	Gartner, Inc.	2,824,205
18,375	GoDaddy, Inc. Class A	2,672,644

		5,496,849

Life Sciences Tools & Services – 7.6%
18,825	Agilent Technologies, Inc.	2,661,855
38,875	Bruker Corp.	2,663,326
11,880	IQVIA Holdings, Inc.*	2,925,213
1,745	Mettler-Toledo International, Inc.*	2,654,197
8,790	Waters Corp.*	2,955,901
7,680	West Pharmaceutical Services, Inc.	2,351,386

		16,211,878

Machinery – 2.5%
34,825	Donaldson Co., Inc.	2,605,606
13,480	Lincoln Electric Holdings, Inc.	2,768,927

		5,374,533

Media – 2.5%
16,115	Nexstar Media Group, Inc.	2,977,891
26,560	Trade Desk, Inc. Class A*	2,387,213

		5,365,104

Oil, Gas & Consumable Fuels – 3.9%
15,325	Cheniere Energy, Inc.	2,798,958
19,775	Targa Resources Corp.	2,675,162
3,400	Texas Pacific Land Corp.	2,872,660

		8,346,780

Professional Services – 3.6%
16,175	Booz Allen Hamilton Holding Corp.	2,318,039
12,600	Broadridge Financial Solutions, Inc.	2,696,400
20,170	Paychex, Inc.	2,582,164

		7,596,603

Real Estate Management & Development* – 1.3%
34,200	CoStar Group, Inc.	2,668,284

Semiconductors & Semiconductor Equipment – 3.5%
19,740	MKS Instruments, Inc.	2,485,266
17,475	Teradyne, Inc.	2,292,021
12,340	Universal Display Corp.	2,747,131

		7,524,418

Software – 13.7%
7,920	ANSYS, Inc.*	2,483,950
50,495	Bentley Systems, Inc. Class B	2,461,126
116,670	Dropbox, Inc. Class A*	2,790,746

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
58,000	Dynatrace, Inc.*	$ 2,547,360
1,760	Fair Isaac Corp.*	2,816,000
105,625	Gen Digital, Inc.	2,745,194
4,430	HubSpot, Inc.*	2,201,843
10,530	Manhattan Associates, Inc.*	2,689,151
110,840	Palantir Technologies, Inc. Class A*	2,980,488
14,320	PTC, Inc.*	2,546,812
5,170	Tyler Technologies, Inc.*	2,937,129

		29,199,799

Specialized REITs – 1.2%
21,570	Lamar Advertising Co. Class A	2,585,380

Specialty Retail – 3.4%
17,040	Ross Stores, Inc.	2,440,639
9,165	Tractor Supply Co.	2,413,328
6,525	Ulta Beauty, Inc.*	2,380,907

		7,234,874

Technology Hardware, Storage & Peripherals – 2.4%
70,065	HP, Inc.	2,528,646
20,125	NetApp, Inc.	2,555,472

		5,084,118

Textiles, Apparel & Luxury Goods* – 2.2%
2,600	Deckers Outdoor Corp.	2,398,838
34,335	Skechers USA, Inc. Class A	2,236,239

		4,635,077

Trading Companies & Distributors* – 1.3%
50,415	Core & Main, Inc. Class A	2,695,690

TOTAL COMMON STOCKS (Cost $154,559,603)		$210,547,294

Exchange Traded Fund – 1.1%
20,000	iShares Russell Mid-Cap Growth ETF	$ 2,219,600
(Cost $2,203,614)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund – Premier Class
166,093	5.295%	$ 166,093
(Cost $166,093)

TOTAL INVESTMENTS – 100.2% (Cost $156,929,310)		$212,932,987

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(349,088)

NET ASSETS – 100.0%		$212,583,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE MIDCAP VALUE FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Aerospace & Defense – 2.4%
1,820	Huntington Ingalls Industries, Inc.	$ 509,564
2,000	L3Harris Technologies, Inc.	453,780

		963,344

Air Freight & Logistics – 1.3%
1,765	FedEx Corp.	533,471

Automobile Components – 1.0%
12,905	Gentex Corp.	400,829

Automobiles – 1.3%
4,730	Thor Industries, Inc.	502,042

Banks – 5.4%
11,470	Bank OZK	537,828
35,630	Huntington Bancshares, Inc.	532,669
32,555	KeyCorp	525,112
12,330	Truist Financial Corp.	551,028

		2,146,637

Capital Markets – 6.4%
2,245	CME Group, Inc.	434,879
2,200	Evercore, Inc. Class A	550,858
11,965	Lazard, Inc.	588,319
6,155	State Street Corp.	522,990
3,770	T Rowe Price Group, Inc.	430,572

		2,527,618

Chemicals – 5.6%
1,615	Air Products & Chemicals, Inc.	426,118
3,165	Celanese Corp.	446,740
18,980	Huntsman Corp.	454,191
4,695	LyondellBasell Industries NV Class A	466,965
3,440	PPG Industries, Inc.	436,811

		2,230,825

Consumer Staples Distribution & Retail – 3.5%
8,645	Kroger Co.	471,152
6,050	Sysco Corp.	463,733
3,045	Target Corp.	457,998

		1,392,883

Electric Utilities – 2.5%
8,885	Alliant Energy Corp.	494,539
5,820	Pinnacle West Capital Corp.	498,134

		992,673

Electrical Equipment – 2.4%
4,110	Emerson Electric Co.	481,322
1,705	Rockwell Automation, Inc.	475,098

		956,420

Electronic Equipment, Instruments & Components – 3.3%
11,390	Corning, Inc.	455,714
1,710	Littelfuse, Inc.	456,758
3,360	TD SYNNEX Corp.	400,411

		1,312,883

Food Products – 2.3%
3,825	Ingredion, Inc.	475,716
7,595	Kellanova	441,649

		917,365

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.2%
3,795	Atmos Energy Corp.	$ 485,305

Ground Transportation – 1.2%
2,440	Landstar System, Inc.	464,210

Health Care Equipment & Supplies – 3.5%
1,895	Becton Dickinson & Co.	456,809
2,095	ResMed, Inc.	446,759
2,040	STERIS PLC	487,070

		1,390,638

Health Care Providers & Services – 3.5%
1,315	HCA Healthcare, Inc.	477,411
2,190	Labcorp Holdings, Inc.	471,813
3,220	Quest Diagnostics, Inc.	458,206

		1,407,430

Health Care REITs – 1.2%
13,590	Omega Healthcare Investors, Inc.	494,676

Hotels, Restaurants & Leisure – 1.1%
2,870	Darden Restaurants, Inc.	419,852

Insurance – 5.0%
10,110	CNA Financial Corp.	497,008
6,360	MetLife, Inc.	488,766
5,665	Principal Financial Group, Inc.	461,754
8,970	Unum Group	516,044

		1,963,572

IT Services – 2.6%
5,805	Amdocs Ltd.	507,763
6,735	Cognizant Technology Solutions Corp. Class A	509,705

		1,017,468

Leisure Products – 1.2%
7,165	Hasbro, Inc.	461,856

Machinery – 9.8%
5,990	Allison Transmission Holdings, Inc.	530,654
1,635	Cummins, Inc.	477,093
2,460	Dover Corp.	453,280
1,845	Illinois Tool Works, Inc.	456,231
4,155	Oshkosh Corp.	451,441
5,655	Pentair PLC	496,905
5,230	Stanley Black & Decker, Inc.	552,392
5,385	Timken Co.	468,226

		3,886,222

Media – 2.6%
2,905	Nexstar Media Group, Inc.	536,815
4,900	Omnicom Group, Inc.	480,396

		1,017,211

Metals & Mining – 1.2%
1,550	Reliance, Inc.	472,068

Multi-Utilities – 2.4%
4,870	Consolidated Edison, Inc.	474,922
5,630	WEC Energy Group, Inc.	484,518

		959,440

Office REITs – 1.4%
17,330	Highwoods Properties, Inc.	536,710

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 5.9%
8,430	HF Sinclair Corp.	$ 433,892
5,585	ONEOK, Inc.	465,398
580	Texas Pacific Land Corp.	490,042
2,920	Valero Energy Corp.	472,223
10,700	Williams Cos., Inc.	459,458

		2,321,013

Pharmaceuticals – 1.2%
2,580	Zoetis, Inc.	464,503

Residential REITs – 2.2%
2,190	AvalonBay Communities, Inc.	448,775
1,565	Essex Property Trust, Inc.	435,633

		884,408

Retail REITs – 1.2%
7,185	Regency Centers Corp.	483,838

Semiconductors & Semiconductor Equipment – 4.5%
4,850	Microchip Technology, Inc.	430,583
3,240	MKS Instruments, Inc.	407,916
4,150	Skyworks Solutions, Inc.	471,523
2,130	Universal Display Corp.	474,181

		1,784,203

Specialized REITs – 3.4%
2,960	Digital Realty Trust, Inc.	442,490
2,850	Extra Space Storage, Inc.	454,917
3,860	Lamar Advertising Co. Class A	462,660

		1,360,067

Specialty Retail – 1.1%
4,835	Best Buy Co., Inc.	418,324

Textiles, Apparel & Luxury Goods – 1.1%
2,410	Ralph Lauren Corp.	423,172

TOTAL COMMON STOCKS (Cost $32,837,775)		$37,993,176

Exchange Traded Fund – 3.5%
11,000	iShares Russell Mid-Cap Value ETF	$ 1,407,780
(Cost $1,212,927)

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class
190,902	5.295%	$ 190,902
(Cost $190,902)

TOTAL INVESTMENTS – 99.9% (Cost $34,241,604)		$39,591,858

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		26,086

NET ASSETS – 100.0%		$39,617,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE BOND FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 41.0%
Aerospace/Defense – 0.5%
Boeing Co.(a)
$ 2,500,000	5.805%		05/01/50	$ 2,319,097
General Electric Co.
3,413,000	6.150		08/07/37	3,647,340

				5,966,437

Auto Manufacturers – 2.4%
BMW U.S. Capital LLC(a)(b)
1,475,000	3.750		04/12/28	1,427,258
5,000,000	5.150		04/02/34	5,031,438
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,464,312
2,000,000	6.050	(a)	03/05/31	2,022,330
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,673,217
General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,821,029
1,615,000	3.100		01/12/32	1,386,765
Mercedes-Benz Finance North America LLC(b)
3,900,000	4.800		03/30/28	3,918,004
2,000,000	5.050		08/03/33	2,008,931
Volkswagen Group of America Finance LLC(a)(b)
4,000,000	6.450		11/16/30	4,275,968

				28,029,252

Banks – 6.8%
Banco Santander SA(a)(c) (1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,423,939
Bank of America Corp.
3,000,000	4.450		03/03/26	2,971,111
(3 mo. USD Term SOFR + 1.302%)(a)(c)
6,749,000	3.419		12/20/28	6,435,214
CaixaBank SA(a)(b)(c) (Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,047,814
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%)(a)(c)
4,400,000	4.910		05/24/33	4,308,433
(Secured Overnight Financing Rate + 1.379%)(a)(c)
2,000,000	2.904		11/03/42	1,430,166
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,378,419
Huntington Bancshares, Inc.(a)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,853,760
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%)(a)(c)
1,500,000	6.252		04/22/27	1,505,983
(Secured Overnight Financing Rate + 1.560%)(a)(c)
1,000,000	4.323		04/26/28	985,726
(3 mo. USD Term SOFR + 1.592%)(a)(c)
2,000,000	4.452		12/05/29	1,967,229
(3 mo. USD Term SOFR + 1.422%)(a)(c)
1,650,000	3.702		05/06/30	1,565,050
2,520,000	5.600		07/15/41	2,631,595
KeyBank NA
3,000,000	3.400		05/20/26	2,880,315
Morgan Stanley(a)(c) (Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,441,416

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
National Australia Bank Ltd.(b)
$ 7,500,000	5.181%		06/11/34	$ 7,612,071
Santander Holdings USA, Inc.(a)(c) (Secured Overnight Financing Rate + 2.138%)
1,550,000	6.342		05/31/35	1,582,965
Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,500,000
(Secured Overnight Financing Rate + 2.300%)(a)(c)
1,900,000	6.123		10/28/33	1,982,923
(Secured Overnight Financing Rate + 1.852%)(a)(c)
1,776,000	5.122		01/26/34	1,737,042
U.S. Bancorp
(Secured Overnight Financing Rate + 1.230%)(a)(c)
1,000,000	4.653		02/01/29	989,599
(Secured Overnight Financing Rate + 1.600%)(a)(c)
7,000,000	4.839		02/01/34	6,766,269
(Secured Overnight Financing Rate + 1.860%)(a)(c)
1,350,000	5.678		01/23/35	1,381,648
UBS Group AG
(1 yr. CMT + 0.850%)(a)(b)(c)
2,000,000	1.494		08/10/27	1,855,836
(1 yr. CMT + 1.750%)(a)(b)(c)
2,500,000	4.751		05/12/28	2,476,224
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,305,354
5,000,000	4.750		12/07/46	4,363,172
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,061,407

				79,440,680

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	906,964
6,000,000	4.439		10/06/48	5,245,790
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,976,679

				8,129,433

Biotechnology(a) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	1,005,568
3,175,000	2.770		09/01/53	1,944,178

				2,949,746

Commercial Services – 1.4%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,816,547
Emory University(a)
2,000,000	1.566		09/01/25	1,929,187
Henry J Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,120,992
Northwestern University
1,000,000	4.643		12/01/44	964,340
PayPal Holdings, Inc.(a)
3,600,000	5.250		06/01/62	3,380,437
Thomas Jefferson University
1,375,000	2.368		11/01/25	1,321,106

				16,532,609

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300		09/14/31	3,259,827

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
$ 2,000,000	4.700%	12/01/32	$ 2,018,758
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,194,922

			4,213,680

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,970,284

Diversified Financial Services(a) – 1.5%
Aircastle Ltd.
1,000,000	4.250	06/15/26	980,615
Ally Financial, Inc.(c) (Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,502,089
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,717,793
Capital One Financial Corp.(c) (Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,949,412
Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,110,365
2,500,000	1.950	12/01/31	2,039,825
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,051,508

			17,351,607

Electrical Equipment – 4.2%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,344,067
Commonwealth Edison Co.(a)
1,050,000	5.300	06/01/34	1,074,211
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,723,217
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,091,368
Entergy Louisiana LLC(a)
1,500,000	3.780	04/01/25	1,483,744
Evergy Kansas Central, Inc.(a)
7,435,000	5.900	11/15/33	7,821,455
Florida Power & Light Co.(a)
1,250,000	4.550	10/01/44	1,087,431
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,627,891
National Grid USA
3,375,000	8.000	11/15/30	3,806,980
National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	4,213,891
Nevada Power Co.(a)
1,250,000	3.125	08/01/50	824,600
Ohio Power Co.
2,870,000	5.850	10/01/35	2,967,598
Pacific Gas & Electric Co.(a)
1,000,000	4.550	07/01/30	964,031
1,000,000	4.950	07/01/50	849,587

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
PacifiCorp
$ 2,200,000	6.100%		08/01/36	$ 2,329,623
PG&E Wildfire Recovery Funding LLC
936,040	3.594		06/01/32	904,745
PPL Electric Utilities Corp.(a)
2,225,000	4.750		07/15/43	2,056,490
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	6,391,196
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,025,261
Wisconsin Power & Light Co.(a)
1,000,000	1.950		09/16/31	815,935
Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	2,164,559

				48,567,880

Energy Minerals(a) – 0.3%
HF Sinclair Corp.
3,850,000	5.875		04/01/26	3,874,526

Entertainment(a) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755		03/15/27	950,967

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,593,113

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,136,458
Boston Gas Co.(b)
2,900,000	3.001		08/01/29	2,631,377
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,366,309

				7,134,144

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,517,457

Healthcare-Services – 2.2%
Adventist Health System(a)
7,000,000	2.952		03/01/29	6,362,384
Ascension Health
3,000,000	2.532	(a)	11/15/29	2,717,094
1,500,000	3.945		11/15/46	1,283,578
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,250,671
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,198,703
Mayo Clinic
2,600,000	3.774		11/15/43	2,181,977
SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,877,627
3,000,000	4.894		06/01/28	3,025,068

				25,897,102

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 5.3%
Americo Life, Inc.(b)
$ 5,206,000	3.450%		04/15/31	$ 4,259,462
Aon North America, Inc.(a)
2,175,000	5.750		03/01/54	2,185,988
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,479,510
Arthur J Gallagher & Co.(a)
1,000,000	5.450		07/15/34	1,014,796
Assured Guaranty U.S. Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,121,104
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,658,515
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,790,066
5,000,000	1.750		11/15/30	4,123,862
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,466,385
Horace Mann Educators Corp.(a)
2,000,000	7.250		09/15/28	2,142,937
MassMutual Global Funding II(b)
2,670,000	1.550		10/09/30	2,216,438
MetLife, Inc.(a)
2,055,000	10.750		08/01/69	2,775,656
New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,773,031
Principal Life Global Funding II(b)
2,600,000	5.500		06/28/28	2,639,802
Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,835,017
Reinsurance Group of America, Inc.
2,500,000	3.150	(a)	06/15/30	2,270,168
1,811,000	6.000	(a)	09/15/33	1,879,249
(3 mo. USD Term SOFR + 2.927%)(a)(c)
2,000,000	8.266		12/15/65	1,980,000
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,636,247
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,457,038
Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,676,817

				62,382,088

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,900,544

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,352,658
1,500,000	2.800	(a)	01/15/51	944,408

				2,297,066

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	2,013,680

Oil-Field Services – 1.8%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,475,841

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
BP Capital Markets America, Inc.(a)
$ 4,000,000	3.543%	04/06/27	$ 3,890,616
Equinor ASA
1,795,000	6.800	01/15/28	1,915,721
Phillips 66(a)
3,000,000	4.650	11/15/34	2,854,358
Saudi Arabian Oil Co.(b)
5,000,000	3.500	04/16/29	4,693,200
Schlumberger Investment SA(a)
3,600,000	2.650	06/26/30	3,234,180
Tosco Corp.
2,095,000	8.125	02/15/30	2,452,422

			21,516,338

Paper and Forest Products – 0.7%
Georgia-Pacific LLC(a)(b)
5,000,000	2.100	04/30/27	4,663,250
International Paper Co.
2,925,000	8.700	06/15/38	3,687,182

			8,350,432

Pharmaceuticals – 0.9%
CVS Pass-Through Trust(b)
1,876,935	7.507	01/10/32	1,971,504
Johnson & Johnson
4,970,000	5.950	08/15/37	5,537,161
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,491,833

			11,000,498

Pipelines – 1.8%
DCP Midstream Operating LP
3,397,000	8.125	08/16/30	3,924,799
Energy Transfer LP(a)
3,000,000	4.900	03/15/35	2,865,562
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,289,725
ONEOK, Inc.(a)
2,635,000	3.950	03/01/50	1,968,442
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	732,662
1,450,000	7.625	04/01/37	1,695,450
TransCanada PipeLines Ltd.(a)
1,000,000	4.625	03/01/34	957,453
Transcanada Trust(a)(c) (3 mo. USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,381,026

			20,815,119

Real Estate(a) – 4.0%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,458,033
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,374,955
Camden Property Trust
6,000,000	4.900	01/15/34	5,881,957
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,118,734

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Healthcare Realty Holdings LP
$ 1,075,000	2.050%		03/15/31	$ 853,105
Kimco Realty OP LLC
1,000,000	3.850		06/01/25	985,437
Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,756,026
Omega Healthcare Investors, Inc.
4,500,000	4.750		01/15/28	4,414,919
Prologis Targeted U.S. Logistics Fund LP(b)
4,000,000	5.500		04/01/34	4,076,780
Realty Income Corp.
2,400,000	0.750		03/15/26	2,241,638
2,400,000	3.950		08/15/27	2,339,006
SBA Tower Trust(b)
1,575,000	2.836		01/15/50	1,552,767
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750		03/23/27	3,874,634
Simon Property Group LP
1,500,000	6.250		01/15/34	1,613,398
Sun Communities Operating LP
1,000,000	2.700		07/15/31	842,854
Ventas Realty LP
2,910,000	3.500		02/01/25	2,875,631
2,900,000	5.625		07/01/34	2,957,252
Welltower OP LLC
5,900,000	2.750		01/15/32	5,064,894

				46,282,020

Semiconductors(a) – 0.9%
Broadcom, Inc.(b)
2,500,000	4.150		04/15/32	2,351,062
3,500,000	3.469		04/15/34	3,045,567
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,627,487

				11,024,116

Software(a) – 0.3%
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,390,995
1,000,000	2.900		07/15/51	661,052

				3,052,047

Telecommunications – 0.7%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,181,647
Bell Telephone Co. of Canada or Bell Canada(a)
3,850,000	5.100		05/11/33	3,848,570
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
375,000	4.738		09/20/29	373,759

				8,403,976

Transportation – 1.0%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,170,872
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,313,601
1,310,000	2.450	(a)	05/01/50	807,388
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,993,251
1,635,000	4.950	(a)	08/15/45	1,522,032

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Canadian Pacific Railway Co. (continued)
$ 1,500,000	4.700	%(a)	05/01/48	$ 1,322,868
2,500,000	6.125	(a)(e)	09/15/15	2,619,528
Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	414,742

				11,164,282

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,046,249

TOTAL CORPORATE OBLIGATIONS (Cost $519,156,315)				$ 478,627,199

Mortgage-Backed Obligations – 18.9%
Collateralized Mortgage Obligations – 11.1%
Agate Bay Mortgage Trust Series 2016-2, Class A3(b)(c)(f)
$ 140,971	3.500%		03/25/46	$ 127,000
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500		11/25/20	6,015
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(f)
3,056,795	2.500		06/25/51	2,479,705
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(b)(c)(f)
8,461,435	3.000		10/25/51	7,135,367
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
587,416	4.528		11/25/35	387,101
Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A2(g)
151,674	5.750		01/25/34	126,966
CFMT LLC Series 2023-HB12, Class A(b)(c)(f)
1,313,830	4.250		04/25/33	1,293,329
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500		12/25/35	138,618
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
46,490	5.500		04/25/35	39,007
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c) (1 mo. USD Term SOFR + 0.654%)
324,336	6.004		03/25/35	294,459
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
276,709	6.750		08/25/34	277,008
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(f)
549	5.051		04/25/37	554
CoreVest American Finance Ltd. Series 2022-RTL1, Class A1(g)
1,525,680	4.250		05/28/29	1,518,180
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,135	5.250		09/25/19	10,919
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,357	6.500		08/25/32	2,366
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250		07/25/33	82,121
CSMC Trust Series 2013-6, Class 1A1(b)(c)(f)
2,067,609	2.500		07/25/28	1,958,803

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CSMC Trust Series 2017-HL2, Class A1(b)(c)(f)
$ 355,681	3.500%	10/25/47	$ 317,574
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(f)
389,409	3.000	06/25/43	354,851
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
9,348	6.000	12/15/28	9,433
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
49,930	6.000	01/15/29	50,238
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
192,349	6.000	12/15/31	197,911
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
131,236	3.000	04/15/43	125,782
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
46,439	3.500	09/15/41	45,581
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
135,420	3.500	05/15/48	122,245
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,013,461
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
591,184	2.000	12/25/50	473,379
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,833,806
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,941,477
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,659,320	3.000	07/25/56	1,551,882
Federal National Mortgage Association REMICS Series 2001-45, Class WG
22,008	6.500	09/25/31	22,069
Federal National Mortgage Association REMICS Series 2003-117, Class KB
870,255	6.000	12/25/33	899,292
Federal National Mortgage Association REMICS Series 2003-14, Class AP
2,805	4.000	03/25/33	2,767
Federal National Mortgage Association REMICS Series 2014-80, Class KA
799,550	2.000	03/25/44	610,794
Federal National Mortgage Association REMICS Series 2015-2, Class PA
833,213	2.250	03/25/44	777,933
Federal National Mortgage Association REMICS Series 2015-30, Class JA
755,992	2.000	05/25/45	650,482
Federal National Mortgage Association REMICS Series 2016-16, Class PD
356,688	3.000	12/25/44	338,093
Federal National Mortgage Association REMICS Series 2022-17, Class JG
7,295,201	3.000	12/25/48	6,728,670
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
40,143	6.500	09/25/42	40,622

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(b)(c)(f)
$ 1,433,069	2.500%	01/25/57	$ 1,359,959
Finance of America Structured Securities Trust Series 2024-S3, Class A1(b)(g)
1,500,000	3.500	04/25/74	1,404,471
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
531,603	5.500	05/25/35	340,767
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(f)
72,986	3.500	04/25/48	71,197
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(f)
837,690	3.500	10/25/49	743,157
Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(f)
3,126,116	2.500	09/25/51	2,537,972
GCAT Trust Series 2022-HX1, Class A1(b)(c)(f)
5,136,408	2.885	12/27/66	4,711,496
Government National Mortgage Association REMICS Series 2015-167, Class KM
79,097	3.000	12/20/43	71,025
Government National Mortgage Association REMICS Series 2015-94, Class AT
392,768	2.250	07/16/45	345,930
Government National Mortgage Association REMICS Series 2016-129, Class W
151,979	2.500	07/20/46	128,602
Government National Mortgage Association REMICS Series 2017-H23, Class MA
1,128,688	3.000	11/20/67	1,079,762
Government National Mortgage Association REMICS Series 2018-37, Class KT
457,459	3.500	03/20/48	418,590
Government National Mortgage Association REMICS Series 2021-116, Class LG
7,815,275	2.000	06/20/51	6,661,195
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(f)
6,395,591	2.500	04/25/52	5,200,005
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(f)
9,471,497	2.500	04/25/52	7,671,544
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
174,496	5.804	12/25/34	162,311
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
40,005	5.106	06/25/34	38,119
Impac CMB Trust Series 2003-2F, Class A(g)
68,079	5.730	01/25/33	67,862
Impac CMB Trust Series 2004-4, Class 1A1(c) (1 mo. USD Term SOFR + 0.754%)
72,945	6.104	09/25/34	71,927
Impac CMB Trust Series 2004-4, Class 2A2(g)
849,554	5.296	09/25/34	954,629
Impac Secured Assets CMN Owner Trust Series 2004-2, Class A6(g)
1	4.827	08/25/34	1
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(f)
2,622,769	2.493	02/25/67	2,336,415

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JP Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(f)
$ 9,633,905	2.500%	05/25/52	$ 7,821,392
JP Morgan Mortgage Trust Series 2023-6, Class A2(b)(c)(f)
4,324,679	6.000	12/26/53	4,321,132
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
97,944	4.535	04/25/37	77,492
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(f)
425,335	3.356	07/25/43	389,074
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(f)
308,002	3.000	06/25/29	296,042
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(f)
899,191	3.500	08/25/47	812,165
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(f)
82,269	3.500	11/25/48	74,489
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(f)
394,712	3.500	12/25/48	355,217
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(f)
2,429,348	2.500	12/25/51	1,973,750
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(f)
3,549,420	2.500	11/25/51	3,112,328
LHOME Mortgage Trust Series 2023-RTL4, Class A1(b)(g)
2,000,000	7.628	11/25/28	2,033,255
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
119,859	6.857	07/25/33	115,010
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
31,546	5.500	05/25/34	30,729
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
285,610	6.500	05/25/34	283,659
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
36,611	6.174	03/25/33	31,597
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
316,234	5.082	11/25/35	182,450
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
478,849	6.000	08/25/37	173,700
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(f)
1,699,257	4.000	08/27/57	1,627,753
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(f)
4,041,167	2.500	06/25/51	3,283,796
OBX Trust Series 2019-EXP1, Class 1A3(b)(c)(f)
331,292	4.000	01/25/59	319,625
OBX Trust Series 2019-INV2, Class A5(b)(c)(f)
121,581	4.000	05/27/49	111,857
OBX Trust Series 2024-NQM10, Class A1(b)(g)
1,966,953	6.180	05/25/64	1,984,536
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(f)
3,689,253	2.500	06/25/51	3,225,633
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(f)
3,954,414	2.500	07/25/51	3,447,453
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
169,355	4.050	01/25/37	103,806
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,880	5.622	01/25/37	2,863

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust Series 2005-QS11, Class A2(c) (1 mo. USD Term SOFR + 0.614%)
$ 86,830	5.500%	07/25/35	$ 61,934
RFMSI Trust Series 2005-S7, Class A5
41,945	5.500	11/25/35	32,171
Seasoned Loans Structured Transaction Series 2018-1, Class A2(b)
1,245,000	3.500	06/25/28	1,166,528
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1 mo. USD Term SOFR + 0.734%)
124,730	6.080	11/20/34	115,440
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
412,021	1.874	02/25/43	344,346
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
885,665	2.500	05/25/43	760,805
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(f)
335,961	3.000	11/25/30	321,159
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
445,102	3.500	11/25/46	399,902
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(f)
410,989	3.500	08/25/47	366,680
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(f)
968,725	3.500	09/25/47	867,256
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(f)
347,885	3.500	02/25/48	309,632
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(f)
546,893	3.500	10/25/47	491,930
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
71,189	5.910	10/25/34	66,229
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
6,424	6.796	04/25/34	6,363
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
57,579	5.910	11/25/33	56,698
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
50,109	6.922	11/25/33	49,892
UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(f)
10,059,860	2.500	12/25/51	8,160,669
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(f)
284,687	2.500	06/25/51	230,927
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(f)
967,597	3.500	08/20/45	874,223
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(f)
628,553	3.500	01/20/46	566,094

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $148,924,306)			$ 129,802,477

Commercial Mortgage Obligations – 0.4%
Government National Mortgage Association Series 2013-68, Class B(c)(f)
444,558	2.500	08/16/43	423,198
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
494,919	2.579	03/10/49	482,117

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
$ 210,454	2.739%	04/15/48	$ 209,905
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(b)
3,000,000	6.972	03/15/29	3,007,500

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $4,120,924)			$ 4,122,720

Federal Agencies – 7.4%
Federal Home Loan Mortgage Corp.
16,259	7.000	05/01/26	16,811
5,965	7.500	12/01/30	6,180
10,911	7.500	01/01/31	11,233
23,367	7.000	08/01/31	24,250
290,838	5.000	05/01/33	292,116
(1 yr. CMT + 2.229%)(c)
27,619	7.089	05/01/34	28,451
(RFUCC 1 yr. Treasury + 1.783%)(c)
35,392	6.033	01/01/36	35,720
412,347	4.000	06/01/42	397,895
358,747	3.000	06/01/45	318,712
(RFUCC 1 yr. Treasury + 1.600%)(c)
719,962	2.706	07/01/45	710,518
Federal National Mortgage Association
216,835	2.500	05/01/28	208,583
(RFUCC 6 mo. Treasury + 1.413%)(c)
10,811	6.663	02/01/33	10,693
(RFUCC 1 yr. Treasury + 1.760%)(c)
6,603	6.385	02/01/35	6,659
(RFUCC 1 yr. Treasury + 1.596%)(c)
65,889	7.520	12/01/45	67,791
121,758	4.500	01/01/48	114,935
800,827	2.500	06/01/51	653,263
Government National Mortgage Association
1,289	7.500	08/20/25	1,288
8,720	7.500	07/20/26	8,747
6,138	6.500	04/15/31	6,244
37,260	6.500	05/15/31	38,080
551,576	2.500	06/20/31	524,539
4,724,300	5.000	07/20/52	4,658,499
Uniform Mortgage-Backed Security
4,541	6.500	10/01/28	4,652
6,649	7.500	09/01/29	6,608
17,111	7.000	03/01/31	17,674
465	7.500	03/01/31	465
5,491	7.000	11/01/31	5,672
15,716	7.000	01/01/32	16,234
24,267	6.000	12/01/32	24,631
761,291	3.500	08/01/35	730,794
8,536,943	5.000	04/01/43	8,525,639
1,941,862	5.000	05/01/43	1,939,293
8,820,728	5.000	06/01/43	8,784,541
355,205	5.000	08/01/48	360,320
4,999,572	3.000	07/01/52	4,354,114
5,789,714	4.500	07/01/52	5,565,403
4,056,535	3.500	08/01/52	3,692,410
5,368,131	5.000	08/01/52	5,287,413
3,101,917	5.000	03/01/53	3,047,910
5,410,516	6.000	04/01/53	5,483,824
9,244,492	5.500	08/01/53	9,243,545
2,349,255	6.000	08/01/53	2,380,390
3,935,877	5.000	10/01/53	3,868,325
4,608,133	6.000	10/01/53	4,668,714
4,895,120	5.500	02/01/54	4,897,745

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Uniform Mortgage-Backed Security (continued)
$ 1,034,875	5.000%	03/01/54	$ 1,017,909
4,902,738	6.000	06/01/54	4,966,231

			87,031,663

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $239,781,111)			$ 220,956,860

U.S. Treasury Obligations – 16.6%
U.S. Treasury Bonds
$ 12,000,000	1.750%	08/15/41	$ 8,179,687
10,000,000	2.750	08/15/42	7,907,422
3,000,000	3.125	08/15/44	2,462,109
2,125,000	2.500	02/15/45	1,559,717
5,000,000	2.500	02/15/46	3,626,758
38,000,000	2.750	11/15/47	28,422,813
6,000,000	3.000	02/15/48	4,692,656
22,800,000	3.125	05/15/48	18,220,406
7,000,000	2.250	08/15/49	4,656,914
U.S. Treasury Inflation-Indexed Bonds
9,728,950	0.750	02/15/42	7,778,280
U.S. Treasury Inflation-Indexed Notes
3,250,250	0.375	01/15/27	3,106,197
U.S. Treasury Notes
4,000,000	2.875	05/31/25	3,934,563
5,000,000	1.500	08/15/26	4,725,000
2,000,000	2.250	02/15/27	1,906,094
6,380,000	0.625	05/15/30	5,270,727
5,000,000	1.375	11/15/31	4,161,914
18,000,000	2.875	05/15/32	16,578,281
14,000,000	2.750	08/15/32	12,739,453
10,000,000	4.125	11/15/32	10,037,500
14,500,000	3.500	02/15/33	13,884,316
23,000,000	3.375	05/15/33	21,786,211
8,000,000	4.500	11/15/33	8,241,250

TOTAL U.S. TREASURY OBLIGATIONS (Cost $210,052,685)			$ 193,878,268

Asset-Backed Securities – 14.1%
Automotive(b) – 2.1%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$ 11,100,000	2.360%	03/20/26	$ 10,940,563
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,988,658
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,865,865
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,946,578
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,587,347

			24,329,011

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
$ 2,000,000	1.370%	04/15/27	$ 1,967,916

Home Equity – 0.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
203,256	5.112	01/25/35	204,400
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
94,057	4.250	09/25/33	90,168
FIGRE Trust Series 2023-HE1, Class A(b)
2,141,185	5.850	03/25/53	2,148,317
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1 mo. USD Term SOFR + 0.789%)
897,312	6.139	12/25/34	865,881
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
212,486	5.140	11/25/35	210,331
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
465,162	7.490	07/25/29	447,456

			3,966,553

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
55,270	4.864	07/15/38	54,476

Other – 11.3%
AFN LLC Series 2019-1A, Class A1(b)
4,431,386	3.780	05/20/49	4,131,290
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,377,745
Beacon Container Finance II LLC Series 2021-1A, Class A(b)
2,175,000	2.250	10/22/46	1,964,075
BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	942,794
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
4,045,000	2.220	09/25/45	3,720,345
Chase Funding Trust Series 2002-3, Class 1A5(g)
438,507	5.907	06/25/32	425,393
Chase Funding Trust Series 2004-1, Class 2A2(c) (1 mo. USD Term SOFR + 0.574%)
2,573,507	5.924	12/25/33	2,512,370
CLI Funding VIII LLC Series 2022-1A, Class A(b)
2,770,133	2.720	01/18/47	2,490,043
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,112,541	2.090	07/20/51	2,713,263
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1 mo. USD Term SOFR + 0.514%)
308,981	5.864	02/25/37	282,339
DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,900,000	2.493	11/20/51	3,480,884
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,648,822
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,110,000	4.118	07/25/47	5,904,963
Driven Brands Funding LLC Series 2021-1A, Class A2(b)
2,674,375	2.791	10/20/51	2,373,022

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
FCI Funding LLC Series 2021-1A, Class A(b)
$ 123,892	1.130%	04/15/33	$ 123,610
GBX Leasing LLC Series 2022-1, Class A(b)
1,531,405	2.870	02/20/52	1,386,102
Global SC Finance VII SRL Series 2020-2A, Class A(b)
3,072,769	2.260	11/19/40	2,846,405
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1 mo. USD Term SOFR + 2.364%)
450,879	7.710	08/25/44	447,962
Home Partners of America Trust Series 2019-1, Class A(b)
5,711,600	2.908	09/17/39	5,341,294
Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,820,000	3.445	02/26/52	3,593,307
Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,828,489
LFS LLC Series 2021-B, Class A(b)
740,345	2.400	12/15/33	716,410
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1 mo. USD Term SOFR + 0.734%)
105,058	6.084	08/25/33	102,579
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,991,828	2.980	01/15/45	1,980,045
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,807,080
NP SPE II LLC Series 2016-1A, Class A1(b)
841,978	4.164	04/20/46	828,506
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(b)
1,500,000	6.270	06/17/31	1,523,770
PACEWell 5 Trust Series 2021-1, Class A(b)
2,545,160	2.628	10/10/59	1,932,324
Pear LLC Series 2023-1, Class A(b)
3,531,662	7.420	07/15/35	3,584,071
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(b)
5,000,000	5.000	09/15/48	4,869,707
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,766,637
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,771,840	2.841	01/30/51	3,399,553
Servpro Master Issuer LLC Series 2021-1A, Class A2(b)
1,935,000	2.394	04/25/51	1,732,007
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
178,876	0.990	11/20/37	170,877
STAR Trust Series 2021-SFR1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
3,032,596	6.043	04/17/38	3,006,379
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1 mo. USD Term SOFR + 1.239%)
26,786	6.589	06/25/33	26,787
Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,891,313	1.946	08/25/51	1,737,993
Thrust Engine Leasing DAC Series 2021-1A, Class A(b)
4,370,773	4.163	07/15/40	4,089,951
Tif Funding II LLC Series 2020-1A, Class A(b)
1,590,833	2.090	08/20/45	1,456,879

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(f)
$ 1,850,000	3.000%	07/25/57	$ 1,783,305
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(f)
5,500,000	3.500	03/25/58	5,236,107
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
3,906,120	3.820	04/17/49	3,778,348
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,842,536
Trinity Rail Leasing LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	9,397,532
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
4,213,542	2.110	09/20/45	3,819,148
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
358,333	1.860	03/20/46	319,364
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,882,043
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,684,854	3.783	06/15/49	2,592,324
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,212,158	2.370	06/15/51	1,066,318

			131,983,097

Student Loan – 0.2%
Massachusetts Educational Financing Authority Series 2018-A, Class A
982,580	3.850	05/25/33	951,791
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(b)
1,080,052	3.590	01/25/48	1,055,203
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
530,755	6.964	01/25/36	531,070

			2,538,064

TOTAL ASSET-BACKED SECURITIES (Cost $173,889,617)			$ 164,839,117

Municipal Bond Obligations – 8.0%
Arizona(a) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 1,014,820

Arkansas(a) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,032,177

California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000	08/01/38	2,906,133
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,850,354
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,344,921

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E
$ 1,730,000	3.223%	08/01/38	$ 1,486,492
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,376,479
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,539,758

			17,504,137

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,452,650

Florida(a) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,538,933
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,291,867

			2,830,800

Hawaii – 0.4%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
4,391,822	3.242	01/01/31	4,261,809

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,111,046
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,497,294

			5,608,340

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,551,309
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,044,368
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,020,931

			4,616,608

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	820,995

Kentucky – 0.6%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,864,849

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
$ 2,890,000	2.750%	12/01/33	$ 2,646,427

			6,511,276

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,906,019

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,723,047
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,968,376

			3,691,423

Mississippi(a) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,658,817

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,665,618

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,578,676

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,804,248

New York(a) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,539,744
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,907,222

			4,446,966

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,436,417
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,275,429
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,674,399

			7,386,245

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
$ 495,000	4.220%	06/30/30	$ 492,279
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,234,601

			1,726,880

Pennsylvania(a) – 0.4%
County of Allegheny PA GO Bonds (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,573,439
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,199,284

			4,772,723

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,938,026

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	4,800,557

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,896,286

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $97,604,306)			$ 92,926,096

Agency Debenture(a) – 0.5%
Federal National Mortgage Association
6,400,000	0.420	11/18/24	$ 6,301,623
(Cost $6,400,000)

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund –Premier Class
3,780,596	5.295%	$ 3,780,596
(Cost $3,780,596)

TOTAL INVESTMENTS – 99.4% (Cost $1,250,664,630)		$1,161,309,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		7,122,425

NET ASSETS – 100.0%		$1,168,432,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

THE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2024.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2024. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Q-SBLF	— Qualified School Bond Loan Fund
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 44.2%
Collateralized Mortgage Obligations – 32.8%
Banc of America Funding Trust Series 2004-A, Class 1A3(a)(b)
$ 598	6.496%	09/20/34	$ 500
Banc of America Mortgage Trust Series 2003-J, Class 2A1(a)(b)
43,782	5.077	11/25/33	39,263
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
311,075	1.747	09/25/51	272,930
Bear Stearns ARM Trust Series 2004-9, Class 24A1(a)(b)
10,840	5.631	11/25/34	9,819
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
159,119	0.941	02/25/49	143,287
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
193,870	0.970	03/25/60	181,785
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
82,323	1.724	02/25/55	79,221
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(b)
11,629	4.989	09/25/34	10,101
CSMC Trust Series 2021-NQM5, Class A1(a)(b)(c)
293,206	0.938	05/25/66	239,630
Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
2,120	6.500	01/15/28	2,130
Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
7,534	6.000	12/15/28	7,596
Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
78,814	3.500	11/15/25	77,753
Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
173,190	3.500	11/15/25	170,974
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
138,874	3.500	09/15/42	137,110
Federal Home Loan Mortgage Corp. REMICS Series 5065, Class A
36,305	2.000	09/25/30	36,147
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
555,708	1.500	04/25/49	459,517
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
371,589	2.500	08/25/51	336,739
Federal National Mortgage Association REMICS Series 2003-117, Class KB
161,287	6.000	12/25/33	166,669
Federal National Mortgage Association REMICS Series 2003-14, Class AP
3,771	4.000	03/25/33	3,720
Federal National Mortgage Association REMICS Series 2010-109, Class M
243,336	3.000	09/25/40	233,556
Federal National Mortgage Association REMICS Series 2011-146, Class NB
5,450	4.000	09/25/41	5,416
Federal National Mortgage Association REMICS Series 2012-100, Class WA
113,299	1.500	09/25/27	108,318

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2012-110, Class CA
$ 164,987	3.000%	10/25/42	$ 149,514
Federal National Mortgage Association REMICS Series 2012-118, Class EB
110,909	1.500	11/25/27	106,081
Federal National Mortgage Association REMICS Series 2013-112, Class G
47,168	2.125	07/25/40	46,083
Federal National Mortgage Association REMICS Series 2013-135, Class GA
123,526	3.000	07/25/32	121,416
Federal National Mortgage Association REMICS Series 2013-16, Class FY(a) (1 mo. USD Term SOFR + 0.464%)
845,917	5.812	03/25/43	826,176
Federal National Mortgage Association REMICS Series 2013-6, Class BE
85,843	2.000	12/25/42	82,993
Federal National Mortgage Association REMICS Series 2013-74, Class YA
142,129	3.000	05/25/42	135,091
Federal National Mortgage Association REMICS Series 2015-15, Class CA
292,457	3.500	04/25/35	282,906
Federal National Mortgage Association REMICS Series 2015-19, Class CA
77,894	3.500	01/25/43	76,566
Federal National Mortgage Association REMICS Series 2015-2, Class PA
129,567	2.250	03/25/44	120,970
Federal National Mortgage Association REMICS Series 2016-104, Class BA
186,186	3.000	01/25/47	176,321
Federal National Mortgage Association REMICS Series 2016-24, Class TA
4,649	3.000	04/25/42	4,624
Federal National Mortgage Association REMICS Series 2016-53, Class BV
337,085	3.500	11/25/27	330,750
Federal National Mortgage Association REMICS Series 2016-96, Class A
222,975	1.750	12/25/46	199,114
Federal National Mortgage Association REMICS Series 2017-46, Class EA
42,399	3.500	12/25/50	41,935
Federal National Mortgage Association REMICS Series 2017-7, Class JA
155,644	2.000	02/25/47	129,152
Federal National Mortgage Association REMICS Series 2019-10, Class PT
209,923	3.500	03/25/49	201,337
Federal National Mortgage Association REMICS Series 2020-35, Class MA
268,403	2.000	12/25/43	247,895
Federal National Mortgage Association REMICS Series 2020-45, Class CB
439,991	2.000	02/25/44	405,008

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2020-56, Class AH
$ 490,771	2.000%	05/25/45	$ 450,831
GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
331,801	1.855	08/25/66	296,236
Government National Mortgage Association REMICS Series 2009-65, Class AF
1,556	4.000	07/20/39	1,542
Government National Mortgage Association REMICS Series 2010-14, Class PA
2,956	3.000	02/20/40	2,887
Government National Mortgage Association REMICS Series 2012-13, Class EG
51,630	2.000	10/20/40	50,886
Government National Mortgage Association REMICS Series 2013-188, Class LE
420,695	2.500	11/16/43	380,468
Government National Mortgage Association REMICS Series 2014-131, Class DM
52,836	3.000	02/20/44	50,574
Government National Mortgage Association REMICS Series 2015-65, Class BD
202,645	2.250	05/20/45	178,131
Government National Mortgage Association REMICS Series 2015-94, Class AT
175,464	2.250	07/16/45	154,539
Government National Mortgage Association REMICS Series 2019-11, Class MA
120,269	3.000	01/20/47	113,621
Government National Mortgage Association REMICS Series 2019-21, Class MA
230,830	3.500	09/20/47	219,070
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
101,994	1.382	09/27/60	94,943
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1 mo. USD Term SOFR + 0.554%)
38,211	5.904	05/25/35	29,005
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
129,123	4.599	01/25/36	114,693
Impac CMB Trust Series 2003-2F, Class A(d)
42,144	5.730	01/25/33	42,010
Impac CMB Trust Series 2004-7, Class 1A1(a) (1 mo. USD Term SOFR + 0.854%)
12,515	6.204	11/25/34	12,249
Impac CMB Trust Series 2005-2, Class 2A2(a) (1 mo. USD Term SOFR + 0.914%)
18,849	6.264	04/25/35	17,408
Impac Secured Assets Trust Series 2006-1, Class 2A1(a) (1 mo. USD Term SOFR + 0.814%)
71,497	6.164	05/25/36	63,660
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
25,930	5.771	10/25/34	23,824
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
90,961	3.500	10/25/46	81,831

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1 mo. USD Term SOFR + 0.654%)
$ 56,090	6.004%	12/25/35	$ 52,082
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
23,605	6.414	04/21/34	22,574
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
166,307	1.153	04/25/65	152,935
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
213,859	1.029	11/25/64	186,490
MortgageIT Trust Series 2005-1, Class 1A1(a) (1 mo. USD Term SOFR + 0.754%)
105,313	6.104	02/25/35	105,440
MortgageIT Trust Series 2005-1, Class 1A2(a) (1 mo. USD Term SOFR + 0.894%)
90,585	6.244	02/25/35	88,712
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
450,959	2.750	07/25/59	426,809
Residential Accredit Loans, Inc. Trust Series 2004-QA4, Class NB21(a)(b)
8,530	5.146	09/25/34	8,201
Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1 mo. USD Term SOFR + 0.774%)
7,884	6.120	06/20/33	7,686
Sequoia Mortgage Trust Series 2010, Class 1A(a) (1 mo. USD Term SOFR + 0.914%)
4,369	6.260	10/20/27	4,219
Vendee Mortgage Trust Series 1996-2, Class 1Z
8,220	6.750	06/15/26	8,286
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
253,881	1.031	02/25/66	224,285

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,848,911)			$ 10,072,240

Commercial Mortgage Obligations – 3.3%
Government National Mortgage Association Series 2010-141, Class B
39,049	2.717	02/16/44	38,435
Government National Mortgage Association Series 2022-196, Class AB
434,000	3.250	04/16/54	403,398
Government National Mortgage Association Series 2022-199, Class A
607,731	3.250	02/16/54	564,631

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,002,134)			$ 1,006,464

Federal Agencies – 8.1%
Federal Home Loan Mortgage Corp.
2,686	5.000	05/01/27	2,672
59,163	2.500	04/01/28	57,136
(RFUCC 1 yr. Treasury + 1.600%)(a)
145,336	2.706	07/01/45	143,430
(RFUCC 1 yr. Treasury + 1.587%)(a)
55,480	7.342	07/01/46	56,957

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Federal National Mortgage Association
$ 144,876	3.500%		10/01/26	$ 142,205
73,364	3.500		12/01/27	71,759
91,309	2.500		03/01/28	87,944
219,203	2.500		05/01/28	210,937
97,619	3.000		05/01/28	94,938
138,055	2.500		07/01/28	132,475
118,591	3.000		09/01/28	114,903
93,224	2.500		01/01/30	89,299
134,966	3.500		10/01/32	130,049
236,261	3.000		08/01/33	222,626
(RFUCC 1 yr. Treasury + 1.596%)(a)
33,531	7.520		12/01/45	34,499
Government National Mortgage Association,
(1 yr. CMT + 1.500%)
1	4.000	(a)	11/20/24	1
7	5.000	(a)	12/20/24	7
695	3.875	(a)	04/20/26	693
495	3.625	(a)	08/20/26	487
1,332	4.625	(a)	01/20/28	1,314
Uniform Mortgage-Backed Security
82,456	3.000		11/01/26	80,583
59,405	3.000		12/01/26	58,226
146,366	2.000		01/01/31	137,975
1,664	7.000		11/01/31	1,719
131,567	5.000		02/01/32	131,752
49,971	6.000		07/01/33	50,616
285,116	3.500		07/01/34	273,889
175,009	3.500		08/01/35	167,999

				2,497,090

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $14,492,208)				$13,575,794

U.S. Treasury Obligations – 38.8%
U.S. Treasury Bills(e)
$ 800,000	0.000%		08/15/24	$ 798,361
900,000	0.000		09/17/24	893,802
800,000	0.000		09/26/24	793,460
500,000	0.000		10/01/24	495,592
500,000	0.000		11/14/24	492,568
250,000	0.000		11/21/24	246,043
1,000,000	0.000		12/26/24	979,897
700,000	0.000		01/09/25	684,541
1,000,000	0.000		01/16/25	976,979
750,000	0.000		02/20/25	729,432
U.S. Treasury Notes
700,000	0.375		08/15/24	698,647
1,000,000	1.500		11/30/24	987,609
750,000	2.125		11/30/24	742,163
950,000	1.000		12/15/24	935,438
1,000,000	1.500		02/15/25	980,953
200,000	1.125		02/28/25	195,556
300,000	1.250		11/30/26	280,125

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,915,636)				$11,911,166

U.S. Government Agency Obligations – 14.0%
Federal Farm Credit Banks Funding Corp.(f)
$ 275,000	5.120%		11/24/27	$ 273,632

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
Federal Home Loan Banks
$ 700,000	4.875%	09/13/24	$ 699,529
Federal Home Loan Mortgage Corp.
700,000	2.350 (f)	03/25/25	686,837
1,000,000	0.375	07/21/25	958,206
Federal National Mortgage Association
1,000,000	0.625	04/22/25	969,203
750,000	0.500	06/17/25	722,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,433,277)			$ 4,309,707

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.4%
Home Equity – 1.0%
Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2 (1 mo. USD Term SOFR + 1.194%)
$ 167,189	6.544%	03/25/33	$ 165,720
Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1 mo. USD Term SOFR + 1.514%)
120,057	6.864	07/25/34	114,590
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1 mo. USD Term SOFR + 0.914%)
40,121	6.264	09/25/34	37,952

			318,262

Other – 0.4%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4 (1 mo. USD Term SOFR + 1.014%)
111,391	6.364	11/25/34	106,915

TOTAL ASSET-BACKED SECURITIES (Cost $400,249)			$ 425,177

Shares	Dividend Rate		Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund–Premier Class
506,366	5.295%		$ 506,366
(Cost $506,366)

TOTAL INVESTMENTS – 100.1% (Cost $31,747,736)			$30,728,210

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(19,359)

NET ASSETS – 100.0%			$30,708,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2024.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

(b)	Rate shown is that which is in effect on July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2024. Maturity date disclosed is the ultimate maturity.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
PAC	— PlannedAmortization Class
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.2%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding–Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,255,000	5.000%		12/01/31	$ 2,427,502

Alaska – 0.7%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000		10/01/25	1,019,012
1,000,000	5.000	(a)	10/01/28	1,055,199
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	454,009

				2,528,220

Arizona(a) – 0.6%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,293,059

Arkansas – 0.9%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
500,000	2.280		09/01/26	477,191
250,000	2.400	(a)	09/01/27	235,365
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
650,000	3.000		11/01/29	628,497
675,000	3.000	(a)	11/01/30	645,412
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	534,003
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	653,690

				3,174,158

California(b) – 0.1%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	472,951

Colorado – 2.3%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	560,057
Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000		12/01/40	3,795,032
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	571,318
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000		12/01/44	1,786,370
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
280,000	2.075		11/01/24	277,859
250,000	2.125		05/01/25	244,700
250,000	2.175		11/01/25	241,662

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
$ 1,175,000	4.000%		12/15/41	$ 1,188,339

				8,665,337

Connecticut – 1.0%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	340,419
450,000	5.000		11/15/28	469,692
450,000	5.000		11/15/29	473,155
385,000	5.000		11/15/30	407,048
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860		11/15/24	326,847
530,000	1.900		05/15/25	517,444
765,000	1.950		11/15/25	737,085
500,000	2.090		05/15/26	477,455

				3,749,145

Florida – 3.5%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	871,210
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	665,961
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	505,165
495,000	2.050		01/01/28	464,531
515,000	2.100		07/01/28	480,735
520,000	2.125	(a)	01/01/29	475,453
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa3)(a)
2,015,000	5.000		10/01/30	2,041,998
Miami-Dade FL Transit System Revenue Bonds (Refunding) Series 2017 (AA/NR)(a)
2,210,000	4.000		07/01/35	2,206,487
St. Johns County FL School Board Certificates of Participation Series 2024 A (AA/NR)(a)
1,200,000	5.000		07/01/40	1,342,479
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,585,000	5.000		05/01/41	2,805,413
1,230,000	5.000		05/01/42	1,328,676

				13,188,108

Georgia – 2.8%
City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
2,000,000	4.000		07/01/38	2,067,483
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
3,000,000	5.000		07/15/40	3,103,773
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,026,614

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – (continued)
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
$ 1,700,000	4.000%		02/15/39	$ 1,692,605
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	546,476
500,000	5.000		06/15/31	552,330
600,000	5.000	(a)	06/15/32	662,306
700,000	5.000	(a)	06/15/33	772,271

				10,423,858

Idaho(a) – 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,137,327
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	510,571
750,000	4.000		07/15/37	763,512

				2,411,410

Illinois – 9.9%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	647,842
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,091,705
1,000,000	5.000		01/01/35	1,098,363
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,486,080
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
550,000	3.000		01/01/25	548,880
1,140,000	5.000		01/01/26	1,169,620
525,000	5.000	(a)	01/01/28	551,736
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	807,252
855,000	4.000		10/01/36	852,997
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	805,091
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,578,592
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	502,153
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,688,798
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		02/01/25	1,008,164
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000		12/01/37	2,726,968
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	507,184
515,000	4.000		12/15/35	527,392
535,000	4.000		12/15/36	546,939

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a) (continued)
$ 555,000	4.000%	12/15/37	$ 566,140
580,000	4.000	12/15/38	588,969
600,000	4.000	12/15/39	605,449
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
765,000	4.000	01/01/25	767,335
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
685,000	4.000	12/01/24	686,636
735,000	4.000	12/01/25	742,944
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	874,444
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	2,001,406
University of Illinois Revenue Bonds (Refunding) Series 2016 A (AGM) (AA/Aa2)(a)
2,000,000	4.000	04/01/35	2,004,059
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,027,670
1,825,000	4.000	12/01/38	1,848,613
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	711,263
660,000	4.000	12/01/34	678,262
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	785,585
905,000	5.000	12/30/28	978,153
960,000	5.000	12/30/29	1,051,571
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	669,065
700,000	4.000	12/01/31	717,204
700,000	4.000	12/01/32	710,514
725,000	4.000	12/01/33	731,797

			36,892,835

Indiana – 8.0%
Boonville Redevelopment Authority Revenue Bonds Series 2023 (AA/NR)(a)
1,085,000	4.000	08/01/37	1,095,225
1,175,000	4.000	08/01/39	1,163,388
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000	01/15/42	1,248,272
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000	12/15/36	1,980,430
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
585,000	3.000	07/15/33	524,180
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A/NR)(a)
585,000	3.000	07/15/33	524,180
Indiana Finance Authority (Refunding Stadium Projects) Series 2015 A (AA+/Aa2)(a)
1,300,000	5.250	02/01/34	1,324,490

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
$ 815,000	5.000%		02/01/28	$ 815,781
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	854,975
700,000	4.000	(a)	07/01/32	717,234
700,000	4.000	(a)	07/01/36	707,615
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,567,057
1,505,000	5.000		02/01/39	1,630,171
1,200,000	5.000		02/01/40	1,293,961
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,334,219
1,685,000	5.500		07/15/40	1,927,459
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	526,063
400,000	3.000		08/01/35	364,871
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	1,041,428
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,000,741
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
885,000	3.000		08/01/29	844,208
910,000	3.000		08/01/30	859,658
485,000	4.000		08/01/32	498,462
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	526,283
500,000	5.000		07/15/32	526,061
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,026,245
750,000	5.000		07/15/31	769,576
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,551,358
1,670,000	3.000		08/01/34	1,590,710

				29,834,301

Iowa – 0.2%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	624,516

Kansas(a) – 0.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(c)
700,000	4.000		09/01/33	707,953
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(c)
1,015,000	5.000		09/01/30	1,036,180

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – (continued)
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
$ 1,000,000	5.000%		09/01/31	$ 1,053,691

				2,797,824

Kentucky – 4.7%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,812,170
855,000	5.000		07/01/31	919,778
1,275,000	5.000	(a)	07/01/32	1,375,555
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,008,714
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/A1)(a)
1,925,000	4.125		03/01/39	1,938,281
Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,855,492
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(d)(e)
3,000,000	5.000		05/01/55	3,180,348
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A/A1)(a)
400,000	5.000		11/01/27	416,081
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)(a)
750,000	5.000		05/01/28	785,427
915,000	5.000		05/01/29	955,433
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	787,627
Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	944,403
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	989,453
Owensboro KY GO Bonds Series A (NR/A1)(a)
615,000	5.000		05/01/25	615,761

				17,584,523

Louisiana – 2.1%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	854,100
860,000	3.000		11/01/29	840,071
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
530,000	4.000		03/01/25	532,593
550,000	4.000		03/01/26	557,314
570,000	4.000		03/01/27	582,199
450,000	4.000	(a)	03/01/28	459,507
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)(a)
695,000	5.000		10/01/35	774,048
545,000	5.000		10/01/36	604,929
1,000,000	4.000		10/01/37	1,013,470

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)(a)
$ 800,000	5.000%	04/01/48	$ 841,761
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000	05/15/30	809,690

			7,869,682

Maine – 2.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000	07/01/37	1,163,178
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 C BAM (AA/Aa3)(a)
1,275,000	5.000	07/01/40	1,365,679
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950	11/15/24	1,289,090
835,000	2.050	11/15/25	810,810
1,000,000	2.100	11/15/26	958,770
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150	11/15/29	757,976
870,000	2.250	11/15/30	772,712
905,000	2.350	11/15/31	797,773
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000	01/01/34	218,548
330,000	5.000	01/01/35	335,380

			8,469,916

Maryland(a) – 0.6%
City of Baltimore MD Revenue Bonds (Water Projects) Series A (A/Aa3)
2,130,000	5.000	07/01/35	2,205,918

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
550,000	4.250	07/01/32	548,929
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	787,779
710,000	1.900	12/01/32	579,662

			1,916,370

Michigan – 7.6%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	558,526
500,000	5.000	01/01/39	553,838
500,000	5.000	01/01/40	550,356
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000	05/01/25	489,339
1,475,000	2.000	11/01/25	1,425,043
500,000	2.000	05/01/26	478,238
1,875,000	2.000	11/01/26	1,776,661
Grand Rapids MI Public Schools GO Bonds Series 2024 (AA/NR)(a)
875,000	5.000	05/01/37	1,003,743

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Rapids MI Public Schools GO Bonds Series 2024 (AA/NR)(a) (continued)
$ 750,000	5.000%		05/01/38	$ 857,565
1,270,000	5.000		05/01/39	1,444,629
775,000	5.000		05/01/40	871,864
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	473,178
495,000	5.000		07/01/32	526,461
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	404,235
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,292,972
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	936,605
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(c)
750,000	5.000		05/01/26	761,737
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (A/A2)(a)
5,000,000	5.000		11/15/41	5,093,406
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	396,004
470,000	2.550	(a)	04/01/28	449,744
410,000	2.600	(a)	10/01/28	390,233
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000		05/01/36	487,206
200,000	5.000		05/01/38	227,709
315,000	5.000		05/01/40	353,954
580,000	5.000		05/01/44	640,383
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	648,239
Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A/A1)(a)
2,625,000	5.000		12/01/34	2,668,786
Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A/A1)(a)
2,400,000	5.000		12/01/34	2,440,032

				28,200,686

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000		04/01/35	1,290,108
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	218,120

				1,508,228

Mississippi – 2.3%
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,529,627

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
$ 300,000	5.000%		11/01/29	$ 295,199
400,000	5.000		11/01/30	392,385
500,000	5.000		11/01/31	488,973
400,000	5.000		11/01/32	389,893
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,076,112
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	620,452
690,000	1.850		12/01/30	590,536
1,000,000	1.950	(a)	06/01/31	854,846
Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,194,022
1,000,000	6.000		09/01/40	1,186,900

				8,618,945

Missouri – 1.8%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	3,001,441
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	867,116
1,825,000	4.000		04/01/29	1,866,677
810,000	4.000		04/01/30	828,704

				6,563,938

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	26,678

New Hampshire(a) – 0.4%
New Hampshire Business Finance Authority Revenue Bonds (Saint Luke’s University Health Network) Series 2021 (AA/A1)
1,355,000	4.000		08/15/41	1,339,107

New Jersey – 2.2%
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	573,526
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	717,630
500,000	4.000		06/15/27	514,276
760,000	4.000	(a)	06/15/29	781,865
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	3,012,494
1,000,000	5.000		12/01/33	1,078,009
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
175,000	3.150		06/15/25	175,095
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
690,000	4.000		12/01/26	707,556

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR) (continued)
$ 705,000	4.000%		12/01/27	$ 731,174

				8,291,625

New Mexico – 1.1%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
500,000	4.000		06/01/30	506,587
500,000	4.000		06/01/33	504,988
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	662,785
520,000	2.050	(a)	03/01/32	442,428
585,000	2.100	(a)	09/01/32	495,821
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,605,535

				4,218,144

New York(a) – 0.8%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	501,313
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	776,710
915,000	2.850		12/01/33	792,237
940,000	3.000		12/01/34	809,199

				2,879,459

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
595,000	3.200		01/01/29	585,351

Ohio – 5.0%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	896,164
960,000	4.000		12/01/31	968,762
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	548,280
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000		12/01/25	1,004,455
935,000	5.000		12/01/27	990,076
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	101,146
110,000	5.000		12/01/27	116,838
County of Franklin OH Revenue Bonds (Trinity Health Credit Group) Series 2017 (AA-/Aa3)(a)
2,120,000	5.000		12/01/46	2,161,709
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	626,265
675,000	3.000		12/01/33	619,118
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
390,000	2.000		11/15/31	333,987

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
$ 765,000	5.000%		10/01/27	$ 811,427
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	631,331
500,000	4.000		12/01/29	500,313
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
2,245,000	4.000		12/01/36	2,282,190
2,170,000	4.000		12/01/37	2,198,770
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000		12/01/36	2,630,354
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
390,000	2.000		11/15/31	335,508
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	705,734

				18,462,427

Oklahoma – 2.9%
Bryan County School Finance Authority Revenue Bonds Series 2020 (A/NR)
895,000	4.000		09/01/24	895,474
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,381,763
1,770,000	4.000	(a)	12/01/30	1,810,909
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,052,684
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,752,281
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (AA-/NR)(a)
1,975,000	4.000		07/01/38	1,994,420
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(c)
25,000	4.000		07/01/38	25,948

				10,913,479

Pennsylvania – 11.1%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	317,371
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000		02/15/33	469,220
685,000	4.000		02/15/36	704,196
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,036,110

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
$ 750,000	5.000%	04/01/36	$ 821,523
500,000	5.000	04/01/38	544,289
Geisinger Authority PA Revenue Bonds (Refunding) Series 2017 (AA-/WR)(a)
1,500,000	5.000	02/15/39	1,544,460
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000	04/15/38	3,164,722
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	508,380
525,000	5.000	06/01/27	539,229
525,000	5.000	06/01/28	543,120
535,000	5.000	06/01/29	558,221
425,000	5.000	06/01/30	445,150
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000	05/15/40	988,053
1,000,000	4.000	05/15/41	977,159
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	478,527
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	698,501
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	319,513
400,000	2.533	12/01/27	377,894
350,000	2.633	12/01/29	322,646
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000	12/01/35	3,222,032
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/Aa3)(a)
500,000	5.000	12/01/26	503,465
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000	09/01/36	1,014,628
Philadelphia Authority for Industrial Development Revenue Bonds Series 2016 (A+/Aa3)(a)
2,980,000	5.000	04/01/34	3,003,379
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000	09/01/40	901,155
1,750,000	5.000	09/01/41	1,955,223
Ridley School PA District Revenue Bonds Series 2024 B (AA/A1)(a)
3,055,000	5.000	11/15/43	3,315,650
1,315,000	5.000	11/15/44	1,422,920
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000	09/01/28	1,795,426
1,610,000	2.000	09/01/29	1,452,147
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000	05/01/28	236,276
225,000	5.000	05/01/29	239,199

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR) (continued)
$ 400,000	5.000%		05/01/30	$ 429,978
375,000	5.000		05/01/31	407,253
325,000	4.000	(a)	05/01/32	322,593
325,000	4.000	(a)	05/01/33	322,588
300,000	4.000	(a)	05/01/34	299,027
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	553,434
520,000	4.000		07/01/27	531,739
400,000	5.000	(a)	07/01/28	416,204
500,000	4.000	(a)	07/01/33	501,332
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,003,705
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	661,315
840,000	4.000	(a)	05/15/27	857,074
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	648,014

				41,374,040

Rhode Island(a) – 0.9%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
760,000	4.000		11/01/32	778,101
980,000	4.000		11/01/33	1,003,069
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,729,272

				3,510,442

South Carolina – 0.9%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,005,333
South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)(a)
2,000,000	5.000		04/01/34	2,253,729

				3,259,062

South Dakota – 1.2%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,100,584
Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)(a)
1,745,000	5.000		08/01/38	1,928,049
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,742
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
825,000	5.000		09/01/24	826,036
605,000	5.000		09/01/25	614,708

				4,499,119

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – 1.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
$ 500,000	5.000%		07/01/28	$ 527,647
600,000	5.000	(a)	07/01/29	629,302
500,000	5.000	(a)	07/01/30	523,969
Johnson City Health & Educational Facilities Board Revenue Bonds Series 2023 B (A-/NR)
4,155,000	5.000		07/01/33	4,609,291
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,032

				6,415,241

Texas – 9.4%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,342,496
1,000,000	5.000		08/15/40	1,110,291
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	738,913
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000		12/01/32	490,514
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/34	1,030,568
1,000,000	4.000		08/15/35	1,029,845
Austin TX Airport System Revenue Bonds Series 2014 (A+/A1)(a)
1,900,000	5.000		11/15/39	1,901,691
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa1)(a)
430,000	5.000		09/01/27	437,513
980,000	5.000		09/01/28	997,440
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,371,344
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	535,834
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	966,195
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,062,969
900,000	5.000		07/01/30	966,668
1,200,000	5.000		07/01/31	1,300,804
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000		08/15/34	1,329,602
860,000	5.000		08/15/35	971,026
975,000	5.000		08/15/36	1,097,740
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (A+/A1)(a)
1,000,000	5.000		11/01/39	1,128,667

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
$ 2,515,000	4.000%		10/01/39	$ 2,551,442
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,060,393
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)(a)
970,000	4.000		03/01/33	1,001,500
1,015,000	4.000		03/01/34	1,044,221
Hutto Independent School District GO Series 2023 (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.000		08/01/40	1,122,178
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	303,379
Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/38	1,525,919
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,909,180
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
230,000	0.000		02/15/25	225,851
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A+/NR)
1,550,000	6.000		06/01/34	1,785,972
1,655,000	4.000	(a)	06/01/35	1,664,770
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	851,188

				34,856,113

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000		07/01/26	1,029,695
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000		07/01/34	521,421

				1,551,116

Vermont – 0.8%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000		06/15/26	408,816
780,000	5.000		06/15/27	801,468
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000		06/15/25	404,898
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	416,605
455,000	5.000		06/15/30	475,968
475,000	5.000		06/15/31	498,452

				3,006,207

Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AA/NR)
1,000,000	5.250		07/01/43	1,112,338

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Virginia(a) – (continued)
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
$ 2,500,000	5.150%	11/01/48	$ 2,598,178

			3,710,516

Washington(a) – 0.9%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	895,822
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,546,038
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000	08/15/27	501,687
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	157,554
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	287,057

			3,388,158

Wisconsin(a) – 2.9%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,231,869
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,612,503
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	531,873
Racine WI Unified School District GO Bonds (Refunding) Series 2024 (AA/Aa3)
2,495,000	4.000	04/01/42	2,481,328
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,938,915
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,150,285

			10,946,773

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $374,930,162)			$365,654,487

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.0%
State Street Institutional US Government Money Market Fund–Premier Class
3,743,349	5.295%	$ 3,743,349
(Cost $3,743,349)

TOTAL INVESTMENTS – 99.2% (Cost $378,673,511)		$369,397,836

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,049,038

NET ASSETS – 100.0%		$372,446,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of <<date of financials>>. Maturity date indicated represents the instrument’s ultimate maturity date.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2024.

(e)	Rate shown is that which is in effect on July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.2%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%	12/01/31	$ 2,152,995

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,669,739

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	502,434
500,000	4.000	12/01/35	501,454

			1,003,888

Indiana(a) – 0.8%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	456,034
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,519,507

			1,975,541

Michigan(a) – 1.1%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,810,541

Missouri – 93.5%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000	04/15/43	2,001,438
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	770,638
825,000	4.000	08/15/30	833,215
555,000	4.000	08/15/31	560,086
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,189,736
1,000,000	4.000	03/01/40	1,029,856
750,000	4.000	03/01/41	771,171
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,078,919
1,655,000	4.000	10/01/34	1,659,510
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,465,605
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	762,375
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,415,525

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
$ 1,145,000	5.000%		05/01/37	$ 1,219,977
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	483,657
570,000	3.000		10/01/34	521,783
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,108,584
1,230,000	4.000		03/01/34	1,240,986
750,000	4.000		03/01/37	751,837
530,000	4.000		03/01/40	516,641
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,098,625
760,000	5.000		04/01/36	832,002
1,435,000	5.000		04/01/37	1,566,460
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,729,405
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	943,733
640,000	4.000		05/01/35	654,121
685,000	4.000		05/01/36	698,602
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/35	1,002,643
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	2,069,023
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	499,999
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	672,284
670,000	5.000		10/01/30	706,249
705,000	5.000		10/01/31	744,521
740,000	5.000	(a)	10/01/32	783,070
County of Cole MO Reorganized School District No. 2 GO Bonds Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,396,907
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)(a)
1,100,000	4.000		04/01/28	1,121,777
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,991,996
2,025,000	4.000		04/01/39	2,062,912
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	632,104
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	744,483
830,000	5.000	(a)	04/01/30	901,279
905,000	5.000	(a)	04/01/31	985,194
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,642,939
1,115,000	5.250		03/01/35	1,281,937

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
$ 715,000	4.000%	12/30/32	$ 744,864
1,780,000	3.000	12/30/33	1,677,715
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000	09/01/36	1,196,666
1,000,000	5.000	09/01/37	1,058,025
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	913,126
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
95,000	5.625	03/01/25	95,033
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB/NR)(a)
3,225,000	5.000	10/01/37	3,296,900
Harrisonville MO Cass R-9 School District GO Bonds Series 2020 (AA+/NR)(a)
1,250,000	5.000	03/01/37	1,260,125
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	03/01/42	823,970
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	334,946
400,000	4.000	02/15/35	380,823
580,000	4.000	02/15/36	547,892
700,000	4.000	02/15/37	656,551
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series A (AA/Aa2)
2,000,000	5.000	05/01/33	2,294,726
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	569,124
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Refunding-Saint Lukes Health Systems) Series 2020 (AA/Aa2)
525,000	5.000	11/15/25	537,718
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	553,760
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000	11/15/45	6,002,882
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250	03/01/38	1,372,423
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000	04/01/26	953,332
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000	05/01/27	709,261
630,000	4.000	05/01/29	637,371
675,000	4.000	05/01/30	681,751

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
$ 1,000,000	5.500%		03/01/35	$ 1,100,381
1,000,000	5.500		03/01/36	1,100,599
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	452,973
575,000	3.250		04/15/30	545,426
550,000	3.300		04/15/31	517,304
700,000	3.375		04/15/32	651,892
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	99,628
165,000	4.000	(a)	03/01/31	169,346
180,000	4.000	(a)	03/01/32	184,334
200,000	4.000	(a)	03/01/33	204,567
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
1,365,000	4.000		03/01/28	1,390,718
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,244,225
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,154
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	569,840
605,000	3.000		04/01/30	587,174
420,000	3.000		04/01/31	406,885
460,000	3.000		04/01/33	433,031
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000		02/15/27	1,898,609
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378		02/15/25	492,723
1,020,000	2.558		02/15/26	984,582
815,000	2.844		02/15/28	769,960
825,000	2.894		02/15/29	770,525
Joplin MO Schools GO Bonds Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,196,289
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,654,902
1,370,000	5.000		03/01/29	1,448,774
1,000,000	5.000	(a)	03/01/32	1,055,421
1,275,000	4.000	(a)	03/01/34	1,293,391
1,000,000	5.000	(a)	03/01/35	1,045,325
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,134,417
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)(a)
1,000,000	5.000		09/01/31	1,050,686
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,430,808

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
$ 1,040,000	3.000%		04/01/27	$ 1,030,030
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	2,006,825
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
500,000	4.000		03/01/30	509,296
Mineral Area MO Community College District GO Bonds Series 2024 (AGM) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,148,456
2,300,000	5.000		03/01/36	2,541,748
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,808,600
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,122,635
1,100,000	5.250		05/01/37	1,227,182
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (AA/A3)(a)
1,775,000	5.000		06/01/36	1,994,093
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	543,838
500,000	5.250		12/01/42	542,820
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	913,670
990,000	4.000	(a)	04/01/32	1,015,879
1,095,000	4.000	(a)	04/01/33	1,120,352
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	605,671
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	800,551
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	599,349
775,000	5.000		01/01/31	780,535
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,013
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,134,356
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	703,508
800,000	5.000		09/01/38	833,189

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
$ 2,500,000	5.000%	11/15/35	$ 2,526,405
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,388,373
1,000,000	5.000	12/01/33	1,007,436
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	993,794
1,100,000	5.000	06/01/37	1,146,684
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,251,489
250,000	4.000	05/15/39	247,295
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	297,316
310,000	2.500	05/01/31	279,328
320,000	2.550	11/01/31	287,764
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (AA+/NR)(a)
3,000,000	4.050	11/01/39	2,987,900
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
15,000	3.550	11/01/30	14,884
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.050	11/01/28	243,209
225,000	3.150	11/01/29	219,978
245,000	3.250	11/01/30	235,267
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,285,982
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	508,859
800,000	4.000	03/01/34	812,852
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AA/NR)(a)
650,000	5.000	03/01/40	709,910
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,262,249
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000	03/01/38	527,421
530,000	4.000	03/01/39	545,519
575,000	4.000	03/01/41	585,331
600,000	4.000	03/01/42	607,152
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A+/NR)(a)
2,565,000	5.250	04/01/40	2,699,567

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
$ 500,000	5.000%		09/01/44	$ 500,585
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	371,097
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,025,042
1,000,000	4.000		03/01/38	1,018,345
750,000	4.000		03/01/39	760,143
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,416,439
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	604,745
1,600,000	3.000		03/01/35	1,551,988
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,015
410,000	3.450		07/01/32	404,709
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	1,010,006
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,626,005
1,355,000	5.000		07/01/32	1,481,817
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AA/A1)(a)
3,745,000	5.000		07/01/42	3,865,986
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
1,465,000	4.000		04/01/40	1,461,229
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	543,236
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,311,080
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,388,590
1,220,000	5.000	(a)	07/01/28	1,271,426
1,400,000	5.000	(a)	07/01/30	1,453,049
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	480,980
475,000	4.000		11/01/35	485,612
815,000	4.000		11/01/36	831,607
845,000	4.000		11/01/37	858,325
920,000	4.000		11/01/38	931,422
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,480,000	2.125		04/01/39	1,745,450
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,055,000	5.000		12/01/32	1,076,222

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
$ 2,000,000	4.000%	12/01/44	$ 1,987,390
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000	02/01/37	738,384
695,000	5.000	02/01/38	773,623
730,000	5.000	02/01/39	804,893
670,000	5.000	02/01/40	734,625
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000	04/01/35	1,015,127
2,000,000	4.000	04/01/36	2,025,045
2,515,000	4.000	04/01/37	2,542,860
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,001,341
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	2,808,407
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000	02/15/35	2,608,576
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,735,287
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000	03/01/39	2,037,227
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000	03/01/40	1,196,738
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750	07/01/36	725,757
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A3)(a)
865,000	3.000	06/01/25	857,158
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000	04/15/39	624,575
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000	03/01/35	455,645
500,000	4.000	03/01/37	505,554
755,000	4.000	03/01/39	759,481
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000	03/01/36	466,543
560,000	3.000	03/01/37	513,046
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000	03/01/38	2,423,130
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
890,000	4.000	03/01/33	909,718
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000	03/01/32	277,870

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3) (continued)
$ 260,000	5.000%		03/01/33	$ 292,075
340,000	5.000	(a)	03/01/34	381,503
360,000	5.000	(a)	03/01/35	403,260
380,000	5.000	(a)	03/01/36	424,784
320,000	5.000	(a)	03/01/37	356,627
600,000	4.000	(a)	03/01/39	601,035
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,884,538
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,812,299
1,800,000	4.000		04/01/33	1,801,502
1,800,000	4.000		04/01/34	1,801,700
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,271,319

				229,697,029

North Dakota(a) – 0.9%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,182,019
105,000	3.150		01/01/36	94,415

				2,276,434

Ohio(a) – 0.5%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	647,374
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	574,663

				1,222,037

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $251,513,609) – 99.2%				$243,808,204

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%				1,903,378

NET ASSETS – 100.0%				$245,711,582

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.6%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$ 1,000,000	5.000%		12/01/31	$ 1,076,498

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	821,684

Illinois(a) – 2.3%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,013,360
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,723,045

				2,736,405

Indiana – 6.7%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	445,601
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	555,962
500,000	5.250		08/01/42	543,556
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,663,086
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation – Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,931,625
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	641,264
600,000	6.000		07/15/37	698,542
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,506,550

				7,986,186

Iowa(a) – 0.7%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000		06/01/43	782,786

Kansas – 83.8%
Andover KS GO Bonds Series 2024 A AGM (AA/NR)(a)
1,390,000	4.000		10/01/41	1,401,807
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	590,753
585,000	5.000		09/01/28	626,972
415,000	5.000	(a)	09/01/29	450,049
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (AA/NR)(a)
920,000	5.000		09/01/36	1,024,622

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
$ 2,000,000	3.000%		12/01/25	$ 1,995,722
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	805,126
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000		09/01/39	842,747
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,019,705
500,000	4.000		09/01/31	508,572
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,361,851
1,305,000	4.000	(a)	09/01/28	1,334,953
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,000,797
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	613,624
650,000	4.000		12/01/30	663,333
City of Mulvane KS GO Bonds (Refunding) Series A (NR/NR)
500,000	5.000		09/01/25	509,360
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
350,000	3.000		10/01/28	339,956
300,000	3.000		10/01/29	289,885
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
445,000	3.000		08/01/28	437,188
650,000	3.000		08/01/32	596,306
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000		09/01/41	755,167
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,482,249
1,000,000	5.000		08/01/44	1,044,632
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	338,966
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AA/NR)(a)
1,220,000	5.000		09/01/38	1,329,971
1,280,000	5.000		09/01/39	1,388,727
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
1,785,000	5.000		09/01/40	1,945,993
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,553,338
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
750,000	5.000		09/01/40	766,458
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		09/01/25	1,018,185

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
$ 1,000,000	5.000%	08/01/47	$ 1,034,528
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000	09/01/31	449,385
450,000	4.000	09/01/32	468,873
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
925,000	5.000	09/01/36	1,013,603
510,000	5.000	09/01/37	557,889
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
1,495,000	5.000	09/01/42	1,608,542
Independence KS GO Bonds Series 2024 (SP-1/NR)(a)
2,000,000	4.000	10/01/27	2,005,602
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
1,000,000	5.500	09/01/43	1,097,221
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
585,000	5.500	09/01/33	659,897
620,000	5.500	09/01/34	698,414
655,000	5.500	09/01/35	736,643
500,000	5.500	09/01/38	557,857
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,017,190
2,000,000	5.000	09/01/35	2,105,616
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,039,935
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,004,706
Johnson County KS Improvement GO Bonds Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,030,757
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,482,870
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	827,613
Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
1,000,000	5.000	10/01/34	1,023,636
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,684,764
785,000	5.000	10/01/42	876,108
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
2,000,000	5.000	09/01/32	2,036,492
525,000	5.000	09/01/33	534,973
1,110,000	5.000	09/01/34	1,130,848
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,476,200

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
$ 1,895,000	3.000%	11/01/32	$ 1,791,230
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,000,030
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,796,972
1,335,000	4.000	07/01/37	1,335,733
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,179,763
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,064,500
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AA/NR)(a)
700,000	5.000	09/01/36	794,899
880,000	5.000	09/01/38	995,156
475,000	4.000	09/01/39	482,272
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	176,275
380,000	3.000	09/01/40	328,685
320,000	3.000	09/01/41	273,524
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
1,315,000	5.000	09/01/34	1,465,993
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	09/01/43	807,088
750,000	4.000	09/01/48	730,377
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000	09/01/36	526,804
350,000	3.000	09/01/38	319,831
575,000	3.000	09/01/41	494,575
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000	09/01/29	985,137
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	928,342
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	486,997
1,000,000	4.000	09/01/31	1,003,724
1,065,000	5.000	09/01/32	1,084,774
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	306,230
650,000	4.000	09/01/30	663,383
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000	09/01/27	920,338
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000	09/01/39	1,567,903
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000	09/01/36	1,161,266
750,000	5.000	09/01/37	871,745

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
$ 1,250,000	5.000%		09/01/32	$ 1,309,461
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	2,019,963
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,595,861
1,930,000	5.000	(a)	09/01/48	1,988,509
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,113,571
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
515,000	4.000		07/01/27	525,473
555,000	4.000		07/01/29	571,196
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
2,365,000	5.000		12/01/35	2,398,975
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,050,863
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	415,700
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,001,068
1,000,000	4.250		09/01/39	988,478
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
525,000	5.000		09/01/40	576,969

				99,296,809

Missouri – 0.3%
City of Independence MO Development Authority Revenue GO Bonds (Refunding) Series 2021 (A-/NR)
335,000	3.000		04/01/27	326,396

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000		12/01/42	972,596

Texas(a) – 1.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000		08/15/38	701,926
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250		02/15/38	552,015
500,000	5.250		02/15/39	549,214

				1,803,155

Wisconsin(a) – 0.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000		12/01/38	545,622

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
$ 500,000	5.000%	12/01/39	$ 544,952

			1,090,574

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $119,147,279)			$116,893,089

Shares	Dividend Rate		Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund – Premier Class
307,071	5.295%		$ 307,071
(Cost $307,071)

TOTAL INVESTMENTS – 98.9% (Cost $119,454,350)			$117,200,160

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			1,338,263

NET ASSETS – 100.0%			$118,538,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

THE COMMERCE FUNDS

Schedule of Investments (continued)

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of July 31, 2024.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2024:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$232,335,249	$—	$—
Exchange Traded Fund	2,149,140	—	—
Investment Company	428,627	—	—
Total	$234,913,016	$—	$—

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Schedule of Investments (continued)

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$266,112,263	$—	$—
Exchange Traded Fund	9,169,500	—	—
Investment Company	233,954	—	—
Total	$275,515,717	$—	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$210,547,294	$—	$—
Exchange Traded Fund	2,219,600	—	—
Investment Company	166,093	—	—
Total	$212,932,987	$—	$—

MIDCAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$37,993,176	$—	$—
Exchange Traded Fund	1,407,780	—	—
Investment Company	190,902	—	—
Total	$39,591,858	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$164,839,117	$—
Municipal Bond Obligations	—	92,926,096	—
Mortgage-Backed Obligations	—	220,956,860	—
Corporate Obligations	—	478,627,199	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	193,878,268	6,301,623	—
Investment Company	3,780,596	—	—
Total	$197,658,864	$963,650,895	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$425,177	$—
Mortgage-Backed Obligations	—	13,575,794	—
U.S. Treasury Obligations	11,911,166	4,309,707	—
Investment Company	506,366	—	—
Total	$12,417,532	$18,310,678	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$365,654,487	$—
Investment Company	3,743,349	—	—
Total	$3,743,349	$365,654,487	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$243,808,204	$—
Total	$—	$243,808,204	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$116,893,089	$—
Investment Company	307,071	—	—
Total	$307,071	$116,893,089	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

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Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of their net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. TheValue Fund’s and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and the MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions or programming flaws, among others. Results generated by such models may be impaired by errors in human judgement, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.